BUSINESS ACQUISITION	12 Months Ended
Dec. 31, 2015
BUSINESS ACQUISITION
BUSINESS ACQUISITION
4.	BUSINESS ACQUISITION

On June 5, 2015, the Company entered into an agreement to acquire JMU HK with a consideration of 741,422,780 ordinary shares of Wowo Limited and $30,000,000 in cash (the “Acquisition”).

741,422,780 shares were issued as part of consideration of which 311,842,983 was subject to lock-up period. One third of the lock-up shares will be removed on each anniversary date of the issuance date for three years. For those shares which are not subject to lock-up, the Company used the stock price of $10.39 per American Depositary Shares ("ADS") as of the acquisition date to determine the fair value. For those shares that are subject to lock-up, an average of 28% discount rate to the stock price has been used to determine the value of the consideration so as to reflect the impact of the restriction for each of the three years from the issuance date.

The transaction was considered as a business acquisition. The Company was determined as the accounting acquirer based on the facts and circumstances of the transaction including the Company's payment of cash consideration for the equity interests of JMU and the Company's relative size is larger than that of JMU.

Accordingly the purchase method of accounting has been applied. The acquired net assets were recorded at their estimated fair values on the acquisition date. The acquired goodwill is not deductible for tax purposes.

The preliminary purchase price for the acquisition was allocated as follows:

		Amortization
		Period

Net tangible assets	$28,793,669
Intangible assets:
Trade name/domain name	16,228,000	10 years
Non-compete agreement	10,096,000	4.5 years
Online platform	1,364,000	5 years
Customer relationships	27,760,000	5-10 years

Total	55,448,000

Deferred tax liabilities	(13,862,000)
Goodwill	336,585,270

Total consideration	$406,964,939

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under US GAAP, and comprise of (a) the assembled work force and (b) the expected but unidentifiable business growth resulting from the Acquisition.

The following unaudited pro forma information summarizes the results of operations for the years ended December 31, 2014 and 2015 of the Group as if the acquisition had occurred on January 1, 2014. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

	For the year ended
	December 31,
	2014	2015
	(unaudited)	(unaudited)

Pro forma revenues	$68,298	$11,522,525
Pro forma net loss	(16,439,806)	(115,066,695)
Pro forma net loss per ordinary share-basic	(0.02)	(0.09)
Pro forma net loss per ordinary share-diluted	(0.02)	(0.09)